Deferred Credits (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Deferred Credits [Abstract]
Disclosure of deferred credits

	2021 $	2020 $
IRU prepayments	374	387
Equipment revenue	13	17
Deposit on future fibre sale	2	2

	389	406